ENTITY WIDE DISCLOSURES (Schedule of Distributors Comprised more than 10% of Company's Revenue) (Details) - Sales Revenue, Net [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Revenue, Major Customer [Line Items]
Revenue percentage by distributors	15.00%	15.00%	15.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenue percentage by distributors	12.00%	10.00%	9.00%